DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location of Assets and Liabilities Associated With Derivative Instruments Within the Condensed Consolidated Balance Sheets
The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the condensed consolidated balance sheets:

		Asset Derivatives		Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at March 31, 2018	Fair Value at December 31, 2017	Fair Value at March 31, 2018	Fair Value at December 31, 2017

Prepaid forward contracts	Derivative contracts, current	$9,211	$52,545	$(9,211)	$(52,545)
Prepaid forward contracts	Derivative contracts, long-term	63,343	—	(4,495)	(109,504)
Interest rate swap contracts	Liabilities under derivative contracts, long-term	—	—	(109,824)	(77,902)
		$72,554	$52,545	$(123,530)	$(239,951)

The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the consolidated balance sheets:

		Asset Derivatives		Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at December 31, 2017	Fair Value at December 31, 2016	Fair Value at December 31, 2017	Fair Value at December 31, 2016

Prepaid forward contracts	Derivative contracts, current	$52,545	$352	$(52,545)	$(13,158)
Prepaid forward contracts	Derivative contracts, long-term	—	10,604	(109,504)	—
Interest rate swap contracts	Liabilities under derivative contracts, long-term	—	—	(77,902)	(78,823)
		$52,545	$10,956	$(239,951)	$(91,981)

Schedule of Collateralized Debt Settlement
The following table summarizes the settlement of the Company's collateralized indebtedness relating to Comcast shares that were settled by delivering cash equal to the collateralized loan value, net of the value of the related equity derivative contracts during the year ended December 31, 2017:

Number of shares (a)	26,815,368
Collateralized indebtedness settled	$(774,703)
Derivatives contracts settled	(56,356)
(831,059)
Proceeds from new monetization contracts	838,794
Net cash proceeds	$7,735

(a)	Share amounts are adjusted for the 2 for 1 stock split in February 2017.